RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	9 Months Ended
Sep. 30, 2021
ION Acquisition Corp 2 LTD
Error Corrections and Prior Period Adjustments Restatement [Line Items]
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTSIn connection with the preparation of the Company’s financial statements as of September 30, 2021, management determined it should restate its previously reported financial statements. The Company determined that it had improperly valued its Class A ordinary shares subject to possible redemption at the closing of the Company’s Initial Public Offering . The Company previously determined the Class A ordinary shares subject to possible redemption to be equal to the redemption value of $10.00 per Class A ordinary share, while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Class A ordinary shares issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all Class A ordinary shares subject to possible redemption, resulting in the Class A ordinary shares subject to possible redemption being equal to their redemption value. In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the changes and has determined that the related impact was material to previously presented financial statements. As a result, the Company restated its previously filed financial statements to present all redeemable Class A ordinary shares as temporary equity and to recognized accretion from the initial book value to redemption value at the time of its Initial Public Offering. As a result, management has noted an adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A ordinary shares subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A ordinary shares.
In connection with the change in presentation for the Class A ordinary shares subject to redemption, the Company also restated its net loss per ordinary share calculation. In order to determine the net income (loss) attributable to both the redeemable Class A ordinary shares and the non-redeemable Class B shares, the Company first considered the total income (loss) allocable to both sets of shares. This is calculated using the total net income (loss) less any dividends paid. For purposes of calculating net income (loss) per share, any remeasurement of the accretion to redemption value of the redeemable ordinary shares subject to possible redemption was considered to be dividends paid to the public shareholders.
There has been no change in the Company’s total assets, liabilities or operating results.
The impact of the restatement on the Company’s financial statements is reflected in the following table.

Balance Sheet as of February 16, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$210,576,766	$42,423,234	$253,000,000
Class A ordinary shares	$424	$(424)	$—
Additional paid-in capital	$5,303,723	$(5,303,723)	$—
Accumulated deficit	$(304,770)	$(37,119,087)	$(37,423,857)
Total Shareholders’ Equity (Deficit)	$5,000,010	$(42,423,234)	$(37,423,224)

Balance Sheet as of March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$208,995,955	$44,004,045	$253,000,000
Class A ordinary shares	$440	$(440)	$—
Additional paid-in capital	$6,884,518	$(6,884,518)	$—
Accumulated deficit	$(1,885,581)	$(37,119,087)	$(39,004,668)
Total Shareholders’ Equity (Deficit)	$5,000,010	$(44,004,045)	$(39,004,035)

Balance Sheet as of June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$208,257,092	$44,742,908	$253,000,000
Class A ordinary shares	$448	$(448)	$—
Additional paid-in capital	$7,623,373	$(7,623,373)	$—
Accumulated deficit	$(2,624,449)	$(37,119,087)	$(39,743,536)
Total Shareholders’ Equity (Deficit)	$5,000,005	$(44,742,908)	$(39,742,903)

Statements of Operations For the Three months ended March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding, Class A ordinary shares (redeemable)		$12,087,778	$12,087,778
Basic and diluted net income per Class A ordinary shares (redeemable)		$2.97	$2.97
Weighted average shares outstanding, Class B ordinary shares (non redeemable)	$7,921,054	$(2,026,887)	$5,894,167
Basic and diluted net loss per Class B ordinary shares (non redeemable)	$(0.24)	$0.14	$(0.10)

Statements of Operations For the Three months ending June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding, Class A ordinary shares (redeemable)		$25,300,000	$25,300,000
Basic and diluted net loss per Class A ordinary shares (redeemable)		$(0.02)	$(0.02)
Weighted average shares outstanding, Class B ordinary shares (non redeemable)	$10,726,807	$(4,401,807)	$6,325,000
Basic and diluted net loss per Class B ordinary shares (non redeemable)	$(0.07)	$0.05	$(0.02)

Statement of Operations For the Six months ended June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding, Class A ordinary shares (redeemable)		$18,730,387	$18,730,387
Basic and diluted net income per Class A ordinary shares (redeemable)		$1.88	$1.88
Weighted average shares outstanding, Class B ordinary shares (non redeemable)	$9,386,872	$(3,276,099)	$6,110,773
Basic and diluted net loss per Class B ordinary shares (non redeemable)	(0.28)	0.17	(0.11)
*The “as previously reported” weighted average shares outstanding and basic and diluted net loss per share included Class B shares and Class A shares that were classified to equity.

Statement of Changes in Shareholders’ (Deficit) Equity for the Three Months ended March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Sale of 25,300,000 Class A shares, $0.0001 par value; 500,000,000 shares authorized; 25,300,000 shares subject to redemption, net of underwriting discounts and offering costs	$208,796,106	$(208,796,106)	$—
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized, 6,325,000 shares issued and outstanding	$633	$—	$633
Sale of 7,060,000 Private Placement Warrants	$7,060,000	$(7,060,000)	$—
Class A ordinary shares subject to possible redemption	$(208,995,515)	$208,995,515	$—
Accretion for Class A ordinary shares subject to redemption amount	$—	$(37,143,454)	$(37,143,454)
Additional paid-in capital	$6,884,518	$(6,884,518)	$—
Accumulated deficit	$(1,885,581)	$(37,119,087)	$(39,004,668)
Total Shareholders’ Equity (Deficit)	$5,000,010	$(44,004,045)	$(39,004,035)

Statement of Changes in Shareholders’ (Deficit) Equity for the Three Months ended June 30, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$738,863	$(738,863)	$—
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized, 6,325,000 shares issued and outstanding	$633	$—	$633
Additional paid-in capital	$7,623,373	$(7,623,373)	$—
Accumulated deficit	$(2,624,449)	$(37,119,087)	$(39,743,536)
Total Shareholders’ Equity (Deficit)	$5,000,005	$(44,742,908)	$(39,742,903)

Statement of Cash Flows for the Period from January 1, 2021 through March 31, 2021, Non-Cash Investing and Financing Activities (unaudited)
Initial classification of Class A ordinary shares subject to possible redemption	$—	$253,000,000	$253,000,000

Statement of Cash Flows for the Six Months Ended June 30, 2021, Non-Cash Investing and Financing Activities (unaudited)
Initial classification of Class A ordinary shares subject to possible redemption	$240,641,840	$12,358,160	$253,000,000
Change in value of Class A ordinary shares subject to redemption	$(32,384,748)	$32,384,748	$—